Note 6 - Lease Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense, Net	$ 27,000	$ 27,000
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	27,000
Operating Leases, Future Minimum Payments, Due in Two Years	$ 27,000